Capital Leases (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Capital Leases [Abstract]
Schedule of minimum future lease payments under the capital lease
Year Ending March 31,
2016	$20,888
2017	8,065
2018	3,790
2019	1,895
Total minimum lease payments	34,638
Less amount representing interest	(1,900)
Present value of net minimum lease payments	$32,738

Year Ending September 30,
2015	$17,098
2016	12,823
Total minimum lease payments	$29,921
Less amount representing interest	(542)
Present value of net minimum lease payments	$29,379